Financial assets - Movement in provisions that cover impairment losses (Details) - EUR (€) € in Millions	6 Months Ended
	Jun. 30, 2018	Jun. 30, 2017
Disclosure of reconciliation of changes in loss allowance of financial instruments
Recorded impairment, net of recoveries	€ 4,352
Impairment loss on financial assets		€ 4,713
Impairment losses
Disclosure of reconciliation of changes in loss allowance of financial instruments
Financial assets at end of period	(24,949)
Financial assets at amortized cost, category
Disclosure of reconciliation of changes in loss allowance of financial instruments
Net impairment losses charged to income for the period	5,174	5,715
Impairment losses charged to income	9,042	9,321
Impairment losses reversed with a credit to income	(3,868)	(3,606)
Write-off of impaired assets against recorded allowance	(6,140)	(7,436)
Exchange differences and other	(749)	11,125
Previously written-off assets recovered	823	1,009
Recorded impairment, net of recoveries	4,351
Impairment loss on financial assets		7
Financial assets at amortized cost, category | Impairment losses
Disclosure of reconciliation of changes in loss allowance of financial instruments
Financial assets at beginning of period	(26,656)	(24,899)
Financial assets at end of period	(24,941)	(34,303)
Loans and receivables category
Disclosure of reconciliation of changes in loss allowance of financial instruments
Impairment loss on financial assets		4,706
Financial instruments credit-impaired | Financial assets at amortized cost, category | Impairment losses
Disclosure of reconciliation of changes in loss allowance of financial instruments
Financial assets at end of period	(16,131)	(25,339)
Financial instruments not credit-impaired [member] | Financial assets at amortized cost, category | Impairment losses
Disclosure of reconciliation of changes in loss allowance of financial instruments
Financial assets at end of period	(8,810)	(8,964)
Expected credit losses individually assessed [member] | Financial assets at amortized cost, category | Impairment losses
Disclosure of reconciliation of changes in loss allowance of financial instruments
Financial assets at end of period	(6,146)	(9,618)
Expected credit losses collectively assessed [member] | Financial assets at amortized cost, category | Impairment losses
Disclosure of reconciliation of changes in loss allowance of financial instruments
Financial assets at end of period	(18,795)	(24,685)
Country risk | Financial instruments credit-impaired | Financial assets at amortized cost, category | Impairment losses
Disclosure of reconciliation of changes in loss allowance of financial instruments
Financial assets at end of period	€ (25)	€ (27)